Post-Employment Benefit Obligations - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of voluntarily plan migration participants			21.40%
Reduction in net actuarial liability in migration			$ 271,358
Reduction in net actuarial liability, Portion of obligation transferred in migration	$ 176,759	$ 5,634	182,393
Reduction in net actuarial liabliity, Liquidation produced and past service cost in migration			88,965
Reduction in net actuarial liability, Liquidation produced in migration			69,859
Reduction in net actuarial liability, Past service cost in migration			$ 19,106
Defined benefit plans percentage	0.01%		0.01%
Percentage of sensitizations post-employment benefits to variations	100.00%		100.00%
Discount rate assumes a decrease			$ 263,184	$ 319,395
Discount rate assumes a increase			287,916	379,682
Contribution plans recorded in employee expenses			729,902	565,046	$ 809,753
Disbursements forseen amount			168,397
Employee Expenses [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Contribution plans recorded in employee expenses			$ 10,619	$ 10,689	$ 13,419
Chilean Holding Company [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	0.07%	0.08%	0.07%	0.08%
Brazilian Companies [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	96.67%	96.02%	96.67%	96.02%
Colombian Companies [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	2.61%	3.35%	2.61%	3.35%
Argentine Subsidiaries [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	0.51%	0.38%	0.51%	0.38%
Peruvian Companies [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	0.13%	0.17%	0.13%	0.17%